INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Schedule of Loss before Income Tax

Loss before income tax consisted of:

	Year Ended December 31,
	2018	2017	2016
Macau operations	$137,918	$83,201	$(50,983)
Hong Kong and other jurisdictions operations	(158,119)	(159,877)	(191,332)

Loss before income tax	$(20,201)	$(76,676)	$(242,315)

Summary of Income Tax (Credit) Expense

The income tax expense (credit) consisted of:

	Year Ended December 31,
	2018	2017	2016
Under provision of income taxes in prior years:
Macau Complementary Tax	$86	$—	$—

Income tax expense (credit) - deferred:
Macau Complementary Tax	458	(239)	474

Total income tax expense (credit)	$544	$(239)	$474

Schedule of Reconciliation of Income Tax Expense (Credit) from Loss Before Income Tax

A reconciliation of the income tax expense (credit) from loss before income tax per the consolidated statements of operations is as follows:

	Year Ended December 31,
	2018	2017	2016
Loss before income tax	$(20,201)	$(76,676)	$(242,315)
Macau Complementary Tax rate	12%	12%	12%
Income tax credit at Macau Complementary Tax rate	(2,424)	(9,201)	(29,078)
Under provision in prior years	86	—	—
Effect of income for which no income tax expense is payable	(177)	—	(1)
Effect of expenses for which no income tax benefit is receivable	20,001	20,190	23,820
Effect of profits exempted from Macau Complementary Tax	(35,698)	(29,833)	(11,890)
Changes in valuation allowances	18,756	18,605	17,623

	$544	$(239)	$474

Schedule of Net Deferred Tax Liabilities

The net deferred tax liabilities as of December 31, 2018 and 2017 consisted of the following:

	December 31,
	2018	2017
Deferred tax assets
Net operating losses carried forward	$44,237	$48,751
Depreciation and amortization	14,101	9,690
Deferred deductible expenses	—	1,052

Sub-total	58,338	59,493

Valuation allowances	(58,338)	(59,493)

Total deferred tax assets	—	—

Deferred tax liabilities
Unrealized capital allowances	(1,044)	(588)

Total deferred tax liabilities	(1,044)	(588)

Deferred tax liabilities, net	$(1,044)	$(588)